Other Current Liabilities and Accrued Expenses	12 Months Ended
Dec. 31, 2024
Other Current Liabilities and Accrued Expenses [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	NOTE 7: - OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
	December 31,
	2024	2023

Royalties - IIA payable	$1,378	$1,180
Accrued commissions	3,725	1,740
Accrued expenses	5,360	6,620
	$10,463	$9,540